Share-Based Compensation - Additional Information (Detail)				1 Months Ended		3 Months Ended		9 Months Ended
	Dec. 31, 2016 USD ($) CompensationPlan shares	Mar. 31, 2016 shares	Jan. 01, 2016	Oct. 30, 2016 shares	Nov. 30, 2015 shares	Dec. 31, 2016 USD ($) CompensationPlan shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2016 USD ($) CompensationPlan $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding liability awards	0	0
Weighted average per share fair value of options granted to employees | $ / shares								$ 7.28	$ 5.60
Number of share-based compensation plans | CompensationPlan	4					4		4
Total intrinsic value of options exercised | $								$ 12,000,000
Proceeds from exercises of share-based awards | $								$ 1,963,000	$ 638,000
Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based awards issued to non-employees						0	0	0	0
Restricted Share Units (RSUs) [Member] | Director One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted					25,000
Restricted Share Units (RSUs) [Member] | Director One [Member] | Vesting on a Monthly Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period					3 years
Restricted Share Units (RSUs) [Member] | Director Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted				14,190	20,000
Restricted Share Units (RSUs) [Member] | Director Two [Member] | Cliff Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period				12 months	5 months
Service-Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation, net of estimated forfeiture | $	$ 14,700,000					$ 14,700,000		$ 14,700,000
Unrecognized share-based compensation, net of estimated forfeiture, period for recognition								3 years 1 month 28 days
Service-Based and Performance-Based Vesting Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation, net of estimated forfeiture | $	$ 600,000					$ 600,000		$ 600,000
Unrecognized share-based compensation, net of estimated forfeiture, period for recognition								1 year 2 months 12 days
2015 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for future issuance	5,500,000					5,500,000		5,500,000
Increase in number of shares reserved and available for issuance, percentage			5.00%
Number of options available for future grant	5,327,315					5,327,315		5,327,315
Share-based compensation arrangement by share-based payment award, term								10 years
Share-based compensation arrangement by share-based payment award, vesting period								4 years
2015 Plan [Member] | Restricted Share Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted								14,190
2007 Plan, 2010 Plan and Approved Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, compensation cost recognized | $								$ 0
Employee share option agreements, modification expense | $						$ 2,100,000	$ 700,000	$ 2,800,000	$ 1,300,000
2007 Plan, 2010 Plan and Approved Plan [Member] | Vesting Upon Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage								100.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Exercisable Immediately Upon Listing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage								25.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Exercisable 12 Months Following Date of Listing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage								50.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Exercisable 24 Months Following Date of Listing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage								25.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, term								10 years
Share-based compensation arrangement by share-based payment award, vesting period								4 years
ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved and authorized for issuance	1,100,000					1,100,000		1,100,000
ESPP [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of ordinary shares, percent								85.00%